Inventories (Details) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jul. 01, 2023
Statement [Line Items]
Inventories	$ 177,409	$ 162,118	$ 146,156
Crops [Member]
Statement [Line Items]
Inventories	98,659	72,875
Materials And Supplies [Member]
Statement [Line Items]
Inventories	76,884	86,885
Sugarcane [Member]
Statement [Line Items]
Inventories	1,282	1,410
Agricultural Inventories [Member]
Statement [Line Items]
Inventories	176,825	161,170
Total Inventories [Member]
Statement [Line Items]
Inventories	177,409	162,118
Supplies for Hotels [Member]
Statement [Line Items]
Inventories	$ 584	$ 948